UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21085
The Metzler/Payden Investment Group
(Exact name of registrant as specified in charter)
333 South Grand Avenue, Los Angeles, CA 90071
(Address of principal executive offices)
Edward S. Garlock, Esq.
Secretary
333 South Grand Avenue
Los Angeles, CA 90071
(Name and address of agent for service)
Registrant’s telephone number, including area code: (213) 625-2870
Date of fiscal year end: October 31
Date of reporting period: July 31, 2007

European Emerging Markets Fund
Schedule of Investments — July 31, 2007

Principal			Value
or Shares		Security Description	(000)

Common Stocks (99%)
Consumer Discretionary (3%)
	4,974,100	Compa S.A.	$3,753
	97,500	OAO Magnit	4,446
	973,500	Olympic Entertainment Group A.S. (b)	8,128

			16,327

Consumer Staples (6%)
	76,712	BIM Birlesik Magazalar A.S.	5,259
	26,000	Cherkizovo Group GDR 144A (b)(d)	338
	230,350	Cherkizovo Group-GDR Reg.S (b)(e)	2,994
	23,500	EGIS Rt.	3,009
	10,000	Gedeon Richter Rt.	2,054
	2,950	KRKA d.d.	4,154
	139,400	Pyaterochka Holding NV (e)	4,323
	213,000	Ramirent Oyj	5,976
	50,000	Wimm-Bill-Dann Foods ADR	4,700

			32,807

Energy (28%)
	82,500	C.A.T. Oil Ag (b)	2,275
	190,100	Grupa Lotos SA (b)	3,622
	2,800	INA Industrija Nafte DD 144A 9 (b)(d)	1,540
	4,550	INA Industrija Nafte DD-GDR (b)(e)	2,503
	15,000	Lukoil ADR, LKOD, USD London	1,207
	219,300	Lukoil, LUKOY, USD, OTD	17,654
	133,500	LUKOIL, LUK GR, EUR, Frankfurt	10,747
	106,300	MOL Magyar Olaj-es Gazipari Rt.	16,726
	116,000	NovaTek OAO GDR,	6,310
	677,000	Oao Gazprom - Spon ADR	29,450
	1,791,200	OAO Rosneft Oil Co.	15,010
	44,000	OAO Rosneft Oil GDR 144A (b)	369
	2,130,000	Polish Oil & Gas	3,773
	475,300	Polski Koncern Naftowy Orlen S.A. (b)	9,476
	577,500	Sibir Energy PLC (b)	5,667
	154,500	Surgutneftegaz	8,729
	2,800	Transneft OAO	5,180
	150,000	Tupras-Turkiye Petrol Rafinerileri A.S.	3,761

			143,999

Financial (27%)
	854,000	Akbank T.A.S.	5,922
	12,241,064	Banca Transilvania	4,962
	90,500	Bank Handlowy w Warszawie S.A.	3,697
	150,700	Bank Pekao SA	14,061
	115,600	Bank Zachodni WBK S.A.	11,743
	36,900	BRE Bank SA (b)	6,816
	131,000	Erste Bank AG	9,946
	165,400	Globe Trade Centre S.A. (b)	2,329
	558,000	Haci Omer Sabanci Holding AS	3,192
	1,140,000	Koc Holdings AS	5,359
	597,900	Northern European Properties Ltd. (b)	808
	10,000	Orco Property Group	1,432
	415,700	OTP Bank Rt.	23,718
	793,900	PKO Bank Polski	16,932
	582,000	Romanian Development Bank	6,914
	2,600,000	Sberbank RF	10,634
	583,000	Turkiye Garanti Bankasi AS	4,111
	805,000	Turkiye Is Bankasi	4,478
	1,235,000	Turkiye Vakiflar Bankasi T.A.O.	4,045

			141,099

Healthcare (0%)
	3,600,000	Bioton S.A. (b)	2,082
Industrial (4%)
	291,700	Akcansa Cimento A.S.	2,217
	116,000	AS Merko Ehitus	4,033
	137,000	OAO TMK	5,494
	188,000	Opoczno SA (b)	3,534
	270,000	Panevezio Statybos Trestas	1,986
	4,941,300	Turbomecanica S.A	1,510

			18,774

Materials (8%)
	237,200	Cherepovets MK Severstal (e)	4,187
	246,900	KGHM Polska Miedz S.A.	11,282
	6,200	Mining and Metallurgical Company Norilsk Nickel	1,473
	56,700	Mining and Metallurgical Company Norilsk Nickel	13,466
	200,000	Novopipetsk Steel	6,302
	260,000	Peter Hambro Mining plc (b)	5,045

			41,755

Technology (1%)
	40,800	Prokom Software SA	2,307
Telecommunication (15%)
	136,000	AFK Sistema (e)	4,284
	374,500	Agora SA	5,943
	283,700	Cesky Telecom AS	8,101
	502,600	Comstar United System (e)	5,503
	591,000	Magyar Tavkozlesi Rt (Matav)	3,079
	106,500	OAO Vimpel-Communications	11,278
	1,370,000	Telekomunikacja Polska SA	10,925
	549,500	TVN Sa	4,658
	224,850	Vimpel-Communications ADR	23,812

			77,583

Utilities (7%)
	576,600	CEZ	30,334
	23,200	RAO Unified Energy System (e)	3,207
	145,000	Transelectrica SA	2,917
	19,300	Unified Energy System	2,668

			39,126

Total Common Stocks			515,859
Investment Company (3%)
	17,414,647	Cash Reserves Money Market Fund	17,415

Total (Cost -$477,435 ) (a) ( 102%)			533,274
Liabilities in excess of Other Assets ( -2%)			(10,315)

Net Assets (100%)			$522,959

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.

(a) Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation			$60,594

Unrealized depreciation			(4,755)

Net unrealized appreciation			$55,839

(b) Non-income producing security.

(d) Security offered to qualified investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e) Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD

			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)
Assets:
7/23/2007	Russian Rubble (Sell 817)	25.5570	$32	$—
7/31/2007	Turkish Lira (Buy 2,971)	1.2763	2,328	26
7/31/2007	Turkish Lira (Buy 1,527)	1.2763	1,196	13
				$39

Liabilities:
8/1/2007	Hungary Forint (Buy 741,074)	183.5062	$4,038	$(8)
8/1/2007	Poland Zloty (Sell 7,001)	2.7663	2,531	(25)
				$(33)

European Leaders Fund
Schedule of Investments — July 31, 2007

Principal			Value
or Shares		Security Description	(000)

Consumer Discretionary (8%)
	2,600	DaimlerChrysler AG	$238
	1,500	Hugo Boss AG	99
	2,200	Industria de Diseno Textil Sa (Inditex)	134
	1,050	LVMH Moet Hennessy Louis Vuitton SA	119
	4,129	OPAP	143
	600	Pinault-Printemps-Redoute	106
	2,000	PSA Peugeot Citreon	171
	5,100	Sol Melia, S.A.	114
	350	Swatch Group Ab	107
	13,900	Rezidor Hotel Group	112

			1,343

Consumer Staples (12%)
	2,100	Adecco SA	147
	7,000	British American Tobacco	228
	1,150	Carrefour SA	82
	4,400	Diageo Plc	90
	10,000	GlaxoSmithKline Plc	255
	2,100	Groupe Danone	154
	750	Loreal	88
	900	Nestle	348
	9,200	Orkla ASA	176
	1,950	Sanofi Synthelabo SA	164
	1,600	Stada Arzneimittel AG	105
	20,100	Tesco Plc	167

			2,004

Energy (10%)
	11,800	BG Group Plc	194
	28,400	BP Amoco Plc	333
	800	Compagnie Generale de Geophysique (b)	205
	6,100	Eni SpA	215
	3,550	Motor Oil (Hellas) Corinth Refineries S.A.	90
	5,850	Saipem S.p.A.	212
	4,200	Statoil ASA	126
	3,900	Total SA	311

			1,686

Financial (27%)
	8,000	Aegon Nv	147
	1,100	Allianz AG	235
	2,800	Axa	111
	17,600	Banca Intesa Spa	135
	17,400	Banco Santander Central Hispano SA	332
	11,000	Barclays Plc	156
	2,300	BNP Paribas SA	257
	7,700	CGU Plc	108
	850	Deutsche Bank AG	117
	2,250	Fortis	90
	18,300	HSBC Holdings Plc	341
	2,900	Hypo Real Estate Holding AG	179
	15,300	IG Group Holdings PLC	103
	1,300	KBC Bankverzekerings Holdings	171
	10,000	Lloyds TSB Group Plc	113
	10,000	Marfin Popular Bank Public Co. Ltd.	133
	4,750	Mediobanca SPA	101
	2,200	National Bank of Greece	131
	2,400	OTP Bank Rt.	138
	9,800	Prudential Plc	136
	22,500	Royal Bank of Scotland Group Plc	271
	4,000	Sampo Oyj	121
	3,291	Scor SE	85
	7,250	SNS Reaal	163
	1,400	Swiss Re	121
	4,300	UBS AG-Reg	241
	31,700	UniCredito Italiano Spa	272

			4,508

Healthcare (3%)
	1,750	Fresenius AG	140
	4,850	Novartis Ag	263
	1,150	Roche Holding AG	205

			608

Industrial (9%)
	5,100	ABB Ltd	125
	4,300	Assa Abloy AB	95
	27,300	British Aerospace	234
	3,400	CRH Plc	153
	800	Lafarge	137
	5,800	Philips Electronics NV	237
	900	Schneider SA	122
	2,400	Siemens AG	307
	4,100	Symrise AG (b)	117

			1,527

Materials (6%)
	2,800	Bayer Ag	200
	1,700	BASF Ag	222
	5,750	BHP Billiton Plc	172
	2,700	Mittal Steel Co. NV	169
	4,600	Vedanta Resources PLC	167
	400	Wacker Chemie AG	99

			1,029

Technology (3%)
	2,000	Cap Gemini	133
	4,500	Indra Sisteamas, S.A.	118
	5,200	SAP AG	283

			534

Telecommunication (15%)
	31,000	BT Group Plc	198
	5,100	Cesky Telecom AS	146
	4,650	Deutsche Telekom AG	80
	3,050	JC Decaux	96
	3,250	Neuf Cegetel	128
	10,750	Nokia Oyj	311
	6,950	Ses Global	148
	22,400	Telecom Italia Spa	60
	11,816	Telefonica S.A.	280
	5,600	United Internet AG	101
	5,350	Vivendi Universal	229
	6,800	WPP Group plc	98
	138,200	Vodafone Group PLC	421
	6,150	Wolters Kluwer-Cva	182

			2,478

Utilities (5%)
	1,900	E.ON AG	301
	3,700	Fortum Oyj	120
	1,416	Iberdrola Sa	80
	10,400	National Grid PLC	148
	700	RWE AG	75
	1,900	Suez SA	101

			825

Total (Cost — $14,690 ) (a) (98%)			16,542
Other Assets, net of Liabilities (2%)			279

Net Assets (100%)			$16,821

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.

(a) Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation			$2,025

Unrealized depreciation			(173)

Net unrealized appreciation			$1,852

(b) Non-income producing security.
Open Forward Currency Contracts to USD

			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)
Liabilities:
7/31/2007	British Pound (Sell 38)	1.3687	$77	$(1)
7/31/2007	British Pound (Sell 12)	1.3687	23	—
7/31/2007	British Pound (Sell 13)	1.3687	26	—
7/31/2007	British Pound (Sell 7)	1.3687	13	—
7/31/2007	British Pound (Sell 14)	1.3687	28	—
7/31/2007	British Pound (Sell 8)	1.3687	17	—
8/2/2007	British Pound (Sell 9)	1.3687	18	—
8/2/2007	British Pound (Sell 8)	1.3687	17	—
7/30/2007	Euro (Sell 29)	1.3687	40	(1)
7/31/2007	Euro (Sell 14)	1.3687	19	—
7/31/2007	Euro (Sell 13)	1.3687	18	—
7/31/2007	Euro (Sell 14)	1.3687	19	—
7/31/2007	Euro (Sell 11)	1.3687	15	—
7/31/2007	Euro (Sell 13)	1.3687	18	—
7/31/2007	Euro (Sell 10)	1.3687	13	—
7/31/2007	Euro (Sell 9)	1.3687	13	—
7/31/2007	Euro (Sell 9)	1.3687	12	—
7/31/2007	Euro (Sell 10)	1.3687	13	—
7/31/2007	Euro (Sell 10)	1.3687	14	—
7/31/2007	Euro (Sell 12)	1.3687	16	—
7/31/2007	Euro (Sell 9)	1.3687	13	—
7/31/2007	Euro (Sell 23)	1.3687	32	(1)
7/31/2007	Euro (Sell 15)	1.3687	21	—
8/1/2007	Euro (Sell 18)	1.3687	25	—
8/1/2007	Euro (Sell 12)	1.3687	17	—
8/1/2007	Euro (Sell 12)	1.3687	16	—
8/1/2007	Euro (Sell 18)	1.3687	25	—
8/1/2007	Euro (Sell 16)	1.3687	22	—
8/1/2007	Euro (Sell 11)	1.3687	16	—
8/1/2007	Euro (Sell 13)	1.3687	25	—
8/1/2007	Euro (Sell 24)	1.3687	33	(1)
8/1/2007	Euro (Sell 15)	1.3687	21	—
8/1/2007	Euro (Sell 18)	1.3687	24	—
8/1/2007	Euro (Sell 15)	1.3687	21	—
8/1/2007	Euro (Sell 13)	1.3687	18	—
8/1/2007	Euro (Sell 19)	1.3687	26	—
8/1/2007	Euro (Sell 11)	1.3687	15	—
8/1/2007	Euro (Sell 14)	1.3687	19	—
8/1/2007	Euro (Sell 20)	1.3687	27	—
8/1/2007	Euro (Sell 11)	1.3687	15	—
8/1/2007	Euro (Sell 25)	1.3687	34	(1)
8/1/2007	Euro (Sell 18)	1.3687	18	—
8/1/2007	Euro (Sell 13)	1.3687	18	—
8/1/2007	Euro (Sell 25)	1.3687	34	—
8/1/2007	Euro (Sell 17)	1.3687	23	—
8/1/2007	Euro (Sell 13)	1.3687	18	—
8/1/2007	Euro (Sell 16)	1.3687	23	—
8/1/2007	Euro (Sell 18)	1.3687	25	—
8/1/2007	Euro (Sell 15)	1.3687	20	—
8/1/2007	Euro (Sell 14)	1.3687	19	—
8/1/2007	Euro (Sell 18)	1.3687	24	—
8/1/2007	Euro (Sell 19)	1.3687	27	—
8/1/2007	Euro (Sell 12)	1.3687	16	—
8/1/2007	Euro (Sell 14)	1.3687	20	—
8/1/2007	Euro (Sell 13)	1.3687	18	—
8/2/2007	Euro (Sell 12)	1.3687	16	—
8/2/2007	Euro (Sell 18)	1.3687	25	—
8/2/2007	Euro (Sell 13)	1.3687	18	—
8/2/2007	Euro (Sell 18)	1.3687	24	—
8/2/2007	Euro (Sell 13)	1.3687	17	—
8/2/2007	Euro (Sell 14)	1.3687	19	—
8/2/2007	Euro (Sell 13)	1.3687	18	—
8/2/2007	Euro (Sell 13)	1.3687	18	—
8/2/2007	Euro (Sell 19)	1.3687	26	—
8/2/2007	Euro (Sell 13)	1.3687	18	—
8/2/2007	Euro (Sell 12)	1.3687	16	—
8/2/2007	Euro (Sell 14)	1.3687	19	—
8/2/2007	Euro (Sell 12)	1.3687	17	—
8/2/2007	Euro (Sell 13)	1.3687	17	—
8/2/2007	Euro (Sell 14)	1.3687	19	—
8/2/2007	Hungary Forint (Sell 3,098)	1.3687	17	—
8/2/2007	Norwegian Krone (Sell 97)	1.3687	17	—
8/1/2007	Swedish Krona (Sell 141)	1.3687	21	—
7/31/2007	Swiss France (Sell 23)	1.2031	19	—
7/31/2007	Swiss France (Sell 21)	1.2031	18	—
7/31/2007	Swiss France (Sell 17)	1.2031	14	—
7/31/2007	Swiss France (Sell 17)	1.2031	16	—
8/2/2007	Swiss France (Sell 24)	1.2031	21	—
8/2/2007	Swiss France (Sell 46)	1.2031	38	—
8/2/2007	Swiss France (Sell 26)	1.2031	22	—
8/2/2007	Swiss France (Sell 21)	1.2031	18	—
8/2/2007	Swiss France (Sell 31)	1.2031	25	—
8/3/2007	Swiss France (Sell 20)	1.2031	16	—
8/3/2007	Swiss France (Sell 20)	1.2031	17	—
8/3/2007	Swiss France (Sell 35)	1.2031	29	(1)
				$(6)

International Real Estate Fund
Schedule of Investments — July 31, 2007

Principal			Value
or Shares		Security Description	(000)

Common Stocks (78%)
Apartments (1%)
	1,200	Boardwalk Real Estate Investment Trust	$51
Diversified (11%)
	17,700	GPT Group	68
	45,000	Kiwi Income Property Trust	52
	34,800	Naim Cendera Holdings Berhad	61
	10,400	Stockland	69
	400	Unibail	96
	500	Wereldhave NV	64
	11,287	Westfield Group	185
	1,060	Westfield Group	17

			612

Industrial (8%)
	78,000	Cambridge Industrial Trust (b)	47
	9,000	City Developments Ltd.	90
	1,100	CoStar Group Inc. (b)	56
	8	Frontier Real Estate Investment Corp.	67
		Malaysian Resources Corporation
	66,500	Berhad (b)	60
	56,000	Mapletree Logistics Trust (b)	49
	103,800	SA Corporate Real Estate Fund (b)	57

			426

Office (6%)
	700	Alexandria Real Estate Equities, Inc.	60
	6,000	Cheung Kong (Holdings) Ltd.	85
	9	Japan Excellent, Inc.	74
	7	Nippon Building Fund Inc.	93

			312

Operating Company (51%)
	2,600	AEON Mall Co., Ltd.	78
	60,000	Allgreen Properties Ltd.	71
	249,500	Ayala Land, Inc.	94
	2,600	British Land Company PLC	66
	3,900	Brookfield Asset Management	137
	19,000	Capitaland Ltd.	94
	5,100	Castellum AB	62
	68,000	China Overseas Land & Investment Ltd.	146
	8,000	Great Portland Estates Plc.	106
	16,000	Guocoland Ltd.	54
	2,600	Hammerson PLC	63
	18,000	Hang Lung Properties Ltd.	67
	5,200	Immoeast AG (b)	68
	33,100	Is Gayrimenkul Yatirim Ortakligi AS	59
	1,900	IVG Immobillien AG	70
	20,000	Keppel Land Ltd.	111
	19,000	Kerry Properties Ltd.	140
	1,400	Land Securities Group PLC	48
	2,900	Meinl European Land Ltd. (b)	68
	6,000	Mitsui Fudosan Co Ltd.	158
	45,000	New World Development Co., Ltd.	112
	38	NTT Urban Development Corp.	69
	1,100	Pirelli & C. Real Estate SPA	58
	1,400	PSP Swiss Property AG-Reg (b)	75
	4,400	Quintain Estates & Development PLC	83
	33,000	Shimao Property Holdings Ltd.	89
	28,000	Sino Land Co., Ltd.	63
	43,300	SP Setia Berhad	107
	5,100	Sponda Oyj	72
	5,000	Sun Hung Kai Properties Ltd.	64
	1,400	Swiss Prime Site AG (b)	76
	6,000	Tokyu Land Corp.	57
	15,100	UOL Group Ltd.	54
	3,800	Wihlborgs Fastigheter AB	64

			2,803

Regional Malls (1%)
	11,200	Centro Properties Group	76

Total Common Stocks			4,280
Exchange Traded Funds (2%)
	2,150	SPDR DJ Wilshire International Real
		Estate ETF	131
Investment Company (17%)
	913,349	Cash Reserves Money Market Fund	913

Total (Cost — $5,594) (a) ( 97%)			5,324

Other Assets, net of Liabilities (3%)			133

Net Assets (100%)			$5,457

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.

(a) Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation			$184
Unrealized depreciation			(454)

Net unrealized depreciation			$(270)

(b) Non-income producing security.

Notes to Portfolio of Investments
July 31, 2007
1. Organization and Related Matters
The Metzler/Payden Investment Group (the “Group”) is a no-load, open-end management investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group and is authorized to issue unlimited shares at $0.001 par value.
Each of the Funds has been classified as non-diversified.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts during the reporting period. Actual results could differ from those estimates.
Securities Valuation
Equity securities are valued at the official closing price or the last sale price on the exchange or market on which they are principally traded or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.
All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration at the time, including: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.
Investment Transactions and Related Income
Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. The Funds purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in a foreign currency, are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.
Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.
Forward Currency Contracts
The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid semiannually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.
Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.
Federal Income Taxes
It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.
Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in the Fund’s tax return.
3. Related Party Transactions
Metzler/Payden, LLC (the “Adviser”) provides investment advisory service. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets at an annualized rate of 0.75% for the European Emerging Markets and the European Leaders Funds and 0.85% for the International Real Estate Fund.
The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed 1.50% for the European Emerging Markets and the European Leaders Funds and 1.25% for the International Real Estate Fund of the that Funds’ average daily net assets on an annualized basis. The Adviser also voluntarily agreed to temporarily limit total expenses (exclusive of interest and taxes) of the European Leaders Fund to 1.25% through October 31, 2007.
The Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.12%
Under a distribution agreement with the Group, Payden & Rygel Distributors is not entitled to receive any fees from the Group.
The Funds employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than 30 days.
Certain officers and/or trustees of the Fund are affiliated with Metzler/Payden LLC, Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and/or trustees receive no fees from the Funds for serving as officers and/or trustees of the Fund.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934 as of the Evaluation Date.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Metzler/Payden Investment Group

By (Signature and Title)	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President
Date 9/26/07
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President
Date 9/26/07

By (Signature and Title)	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Vice President and Chief Financial Officer
Date 9/26/07